Shareholders' equity and share-based payments - Treasury shares (Details) - TotalEnergies SE - shares	Jun. 30, 2022	Dec. 31, 2021
Shareholders' equity
Number of treasury shares	55,465,917	33,841,104
Percentage of share capital represented by treasury shares	2.12%	1.28%
Shares to be cancelled	55,260,084	30,665,526
TotalEnergies share performance plans
Shareholders' equity
Shares allocated or intended to be allocated to share-based payment plans	99,850	3,103,018
New share performance or purchase options plans
Shareholders' equity
Shares allocated or intended to be allocated to share-based payment plans	105,983	72,560